UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fairholme Capital Management, L.L.C.
Address: 51 JFK Parkway
         Short Hills, NJ 07078


Form 13F File Number: 28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bruce R. Berkowitz
Title:   Managing Member
Phone:   973-379-6557

Signature, Place, and Date of Signing:

       /s/Bruce R. Berkowitz         Short Hills, NJ		07-12-05
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $1,476,711
                                         -----------
                                         (thousands)

List of Other Included Managers: NONE


Profice a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHANY CORP DEL             COM              017175100      471 1585.0000SH       SOLE                   1.0000         1584.0000
AMERICAN INTL GROUP COM        COM              026874107    39818 685330.0000SH     SOLE              448705.0000        264125.000
AT&T CORP COM                  COM              001957505    21778 1143800.0000SH    SOLE              805300.0000        338500.000
BERKSHIRE HATHAWAY CL A        COM              084670108   286655 3433.0000SH       SOLE                1781.0000         1680.0000
BERKSHIRE HATHAWAY CL B        COM              084670207   119056 42772.0000SH      SOLE               14257.0000        28875.0000
CANADIAN NAT RES LTD COM       COM              136385101   127737 3511200.0000SH    SOLE             2045200.0000        1578000.00
CITIBANK WEST FSB-SCLP         COM              17306J202        2 12000.0000SH      SOLE                                 12000.0000
CITIGROUP                      COM              172967101      278 6005.0000SH       SOLE                   5.0000         6000.0000
COCA COLA CO                   COM              191216100      726 17397.0000SH      SOLE                  77.0000        17320.0000
DAILY JOURNAL CORP COM         COM              233912104     1700 44675.0000SH      SOLE               35675.0000         9000.0000
ECHOSTAR COMMNTNS NEW CL A     COM              278762109    95865 3178556.0000SH    SOLE             1887206.0000        1407950.00
ENCORE ACQUISITION CO COM      COM              29255W100     1345 32800.0000SH      SOLE               32800.0000
ETHAN ALLEN INTERIORS COM      COM              297602104    13843 413100.0000SH     SOLE              406100.0000         7000.0000
FIRST UNION REAL ESTATE EQUITY COM              337400105     3964 1043165.000SH     SOLE              584734.0000        458431.000
GOLDEN WEST FINL DEL COM       COM              381317106      506 7852.0000SH       SOLE                 266.0000         7586.0000
GYRODYNE CO AMER INC COM       COM              403820103      482 11026.0000SH      SOLE                 770.0000        10256.0000
HOMEFED CORP                   COM              43739D307    20186 320412.0000SH     SOLE              241295.0000        79117.0000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     2521 31657.0000SH      SOLE                 133.0000        31524.0000
IDT CORP CL B                  COM              448947309    14681 1115600.0000SH    SOLE             1115600.0000
LEUCADIA NATL                  COM              527288104   304547 7883704.0000SH    SOLE             4038571.0000        3983033.00
MARKEL CORP                    COM              570535104      556 1641.0000SH       SOLE                   1.0000         1640.0000
MARSH & MCLENNAN COS COM       COM              571748102    21207 765600.0000SH     SOLE              681700.0000        83900.0000
MCI INC COM                    COM              552691107   144048 5602814.0000SH    SOLE             3470589.0000        2132225.00
MERCURY GENL CORP NEW          COM              589400100    65782 1206560.0000SH    SOLE              307352.0000        899208.000
MERITOR SVGS BK PA COM         COM              590007100      177 43645.0000SH      SOLE                5000.0000        38645.0000
MICRON TECHNOLOGY INC          COM              595112103      204 20000.0000SH      SOLE                                 20000.0000
MORGAN STAN DEAN WITTR NEW     COM              617446448      210 4010.0000SH       SOLE                  10.0000         4000.0000
OVERSTOCK COM INC DEL COM      COM              690370101     7209 202500.0000SH     SOLE              202500.0000        20000.0000
POSCO SPONSORED ADR            COM              693483109    13191 300000.0000SH     SOLE              300000.0000
RLI CORP                       COM              749607107      223 5002.0000SH       SOLE                   2.0000         5000.0000
SAFETY INS GROUP INC COM       COM              78648T100    42920 1271313.0000SH    SOLE             1271313.0000
SBC COMMUNICATIONS INC COM     COM              78387G103     1187 50000.0000SH      SOLE               50000.0000
SYSTEMAX INC                   COM              871851101      252 37500.0000SH      SOLE                                 37500.0000
USA MOBILITY INC               COM              90341G103    56577 1927025.0000SH    SOLE             1927025.0000        93805.0000
WELLS FARGO & CO               COM              949746101     6784 110160.0000SH     SOLE                  50.0000        110110.000
WELLSFORD REAL PPTYS COM       COM              950240101      201 11331.0000SH      SOLE                 275.0000        11056.0000
WESCO FINL CORP COM            COM              950817106      541 1502.0000SH       SOLE                   2.0000         1500.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    59281 93963.0000SH      SOLE               83500.0000        10463.0000